Entity-Wide Disclosure (Details) - Schedule of property, plant and equipment by geographical location - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Entity-Wide Disclosure (Details) - Schedule of property, plant and equipment by geographical location [Line Items]
Property, plant and equipment, net	$ 217,983,000	$ 216,548,000
Americas (primarily the United States) [Member]
Entity-Wide Disclosure (Details) - Schedule of property, plant and equipment by geographical location [Line Items]
Property, plant and equipment, net	78,111,000	66,221,000
EMEA [Member]
Entity-Wide Disclosure (Details) - Schedule of property, plant and equipment by geographical location [Line Items]
Property, plant and equipment, net	136,674,000	146,632,000
Asia Pacific [Member]
Entity-Wide Disclosure (Details) - Schedule of property, plant and equipment by geographical location [Line Items]
Property, plant and equipment, net	$ 3,198,000	$ 3,695,000